SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Stock option activity
Expiry Date	Exercise Price		January 1, 2020	Granted	Exercised	Cancelled	June 30, 2020
February 14, 2027	$	US0.006	—	10,000,000	—	—	10,000,000